SCHEDULE OF FAIR VALUE ASSUMPTIONS (Details) - Share-Based Payment Arrangement, Option [Member]	12 Months Ended
Dec. 31, 2024 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free rate of return, minimum	2.50%
Volatility	45.00%
Expected dividend yield	0.00%
Exercise multiple	2.20
Expiration terms	10 years
Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of underlying ordinary share	$ 0.30
Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Fair value of underlying ordinary share	$ 0.52